4. Summary of significant accounting practices (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Practices [Line Items]
Assets (a)	R$ 10,378,266	R$ 10,004,748
Equity (a-b)	(4,505,351)	R$ (3,088,521)	R$ (3,375,934)	R$ (4,337,989)
IFRS 16 - "Leases" [Member]
Summary Of Significant Accounting Practices [Line Items]
Assets (a)	2,934,256
Liabilities (b)	5,370,868
Equity (a-b)	(2,436,612)
IFRS 16 - "Leases" [Member] | Operating leases [Member]
Summary Of Significant Accounting Practices [Line Items]
Assets (a)	0
Liabilities (b)	(219,728)
Equity (a-b)	219,728
IFRS 16 - "Leases" [Member] | Right of use - Aircraft and flight equipment [Member]
Summary Of Significant Accounting Practices [Line Items]
Assets (a)	2,892,836
Liabilities (b)	5,540,621
Equity (a-b)	(2,647,785)
IFRS 16 - "Leases" [Member] | Right of use - Other [Member]
Summary Of Significant Accounting Practices [Line Items]
Assets (a)	41,420
Liabilities (b)	49,975
Equity (a-b)	R$ (8,555)